Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	PotNetwork Holdings, Inc.
Entity Central Index Key	0001746563
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Smaller Reporting Accelerated Filer
Entity Ex Transition Period	false
EntityAddressAddressLine1	3531
EntityAddressAddressLine2	Griffin Road
EntityAddressPostalZipCode	33312
EntityTaxIdentificationNumber	465470832
EntityAddressCityOrTown	Fort Lauderdale
LocalPhoneNumber	4330127
CityAreaCode	800
EntityAddressStateOrProvince	COLORADO